SCHEDULE OF OTHER PAYABLES AND ACCRUED LIABILITIES (Details) - USD ($)	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued audit fees	$ 16,440	$ 16,460	$ 16,460
Accrued tax agent fees	800	800	800
Other payables	59,922	57,005	44,931	279,736	47,850
Total other payables and accrued liabilities	$ 77,162	$ 74,265	$ 62,191	$ 279,736	$ 47,850